CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Retained earnings / (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total Baozun shareholders' equity [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2017	¥ 103	¥ 1,823,925	¥ (25,000)	¥ 9,995	¥ 1,809,023	¥ 17,414	¥ 1,826,437
Beginning balance, shares at Dec. 31, 2017 | shares	166,125,397
Net income			269,712		269,712	59	269,771
Share-based compensation		75,862			75,862		75,862
Exercise of share options and vesting of RSUs	¥ 3	3,716			3,719		3,719
Exercise of share options and vesting of RSUs (in shares) | shares	6,423,214
Foreign currency translation adjustment				19,227	19,227		19,227
Ending balance at Dec. 31, 2018	¥ 106	1,903,503	244,712	29,222	2,177,543	17,473	2,195,016
Ending balance, shares at Dec. 31, 2018 | shares	172,548,611
Net income			281,297		281,297	594	281,891
Net (income) loss attributable to redeemable non-controlling interests						(781)	(781)
Contribution from non-controlling interests						4,500	4,500
Issuance of ordinary shares under ADS lending arrangement	¥ 9				9		9
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares	12,692,328
ADS lending arrangement in connection with issuance of convertible senior notes		33,836			33,836		33,836
Share-based compensation		75,183			75,183		75,183
Exercise of share options and vesting of RSUs		1,705			1,705		1,705
Exercise of share options and vesting of RSUs (in shares) | shares	2,978,728
Foreign currency translation adjustment				(842)	(842)		(842)
Ending balance at Dec. 31, 2019	¥ 115	2,014,227	526,009	28,380	2,568,731	21,786	2,590,517
Ending balance, shares at Dec. 31, 2019 | shares	188,219,667
Net income			425,992		425,992	542	426,534	$ 65,370
Net (income) loss attributable to redeemable non-controlling interests						254	¥ 254	$ 39
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares							12,692,328	12,692,328
Issuance of ordinary shares upon Hong Kong public offering	¥ 30	3,084,534			3,084,564		¥ 3,084,564
Issuance of ordinary shares upon Hong Kong public offering (in shares) | shares	43,833,700
Share-based compensation		108,440			108,440		108,440
Exercise of share options and vesting of RSUs		430			430		430
Exercise of share options and vesting of RSUs (in shares) | shares	1,752,486
Foreign currency translation adjustment				(77,136)	(77,136)		(77,136)	$ (11,822)
Ending balance at Dec. 31, 2020	¥ 145	¥ 5,207,631	¥ 952,001	¥ (48,756)	¥ 6,111,021	¥ 22,582	¥ 6,133,603	$ 940,016
Ending balance, shares at Dec. 31, 2020 | shares	233,805,853